Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 12 - Related Party Transactions

Prior to the reverse merger on November 2, 2010, Optimal Payments Corporation converted $570,534 of debt into $370,534 worth of Mobivity Inc. common stock and $200,000 of prepaid services to be rendered by Mobivity. A member of the Company's Board of Directors is currently President of Sterling Card Solutions, which has a minority ownership position in Optimal Payments Corporation. The Company recognized deferred revenue from this related party during the three months ended June 30, 2013 and 2012 totaling $-0- and $51,000, respectively. The Company recognized deferred revenue from this related party during the six months ended June 30, 2013 and 2012 totaling $-0- and $84,000, respectively. Optimal Payments Corporation ceased being a related party in June 2013.

In April 2013, the Company issued a new Bridge Note to its Chief Financial Officer totaling $20,000 that contains the same rights and privileges as the previously issued new Bridge Notes, the due date of which was extended to October 15, 2013. The note and accrued interest were converted into 189,812 shares of common stock and he received five-year warrants to purchase 189,812 shares of common stock exercisable at $0.20 per share.

In May 2013, the Company issued a new Bridge Note to its Chief Executive Officer totaling $17,500 that contains the same rights and privileges as the previously issued and amended new Bridge Notes. The note and accrued interest were converted into 88,243 shares of common stock and he received five-year warrants to purchase 88,243 shares of common stock exercisable at $0.20 per share.

Prior to the reverse merger on November 2, 2010, Optimal Payments Corporation converted $570,534 of debt into $370,534 worth of Mobivity Inc. common stock and $200,000 of prepaid services to be rendered by Mobivity. These services remain owed to Optimal Payments Corporation at December 31, 2011. A member of the Company's Board of Directors is currently President of Sterling Card Solutions, which has a minority ownership position in Optimal Payments Corporation. During the year ended December 31, 2012, the Company began work on two projects for Optimal Payments Corporation and recognized revenue of $164,738.